Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
General and administrative expenses	$ 396,434	$ 42,918
Professional fees	438,461	349,031
Total operating expenses	834,895	391,949
Operating loss	(834,895)	(391,949)
Other income (expenses)
Interest income	13	7
Change in fair value of earnout shares liability	18,731,514
Change in fair value of warrants liability	(397,553)
Forbearance fee expense	(13,226,926)
Interest expense	(168,886)	(109,353)
Total other income (expense)	4,938,162	(109,346)
Income (loss) before income tax expense	4,103,267	(501,295)
Income tax expense	(200)
Net income (loss)	$ 4,103,067	$ (501,295)
Income (loss) per share, class A common stock – basic	$ 0.73	$ (0.26)
Weighted average number of shares of class A common stock – basic	5,640,991	1,893,001
Income (loss) per share, class A common stock – diluted	$ 0.13	$ (0.26)
Weighted average number of shares of class A common stock – diluted	32,175,764	1,893,001